Mar. 01, 2023
Muhlenkamp Fund
Muhlenkamp Fund
MANAGED PORTFOLIO SERIES
(the “Trust”)

Muhlenkamp Fund
(the “Fund”)

Supplement dated March 1, 2023, to the
Summary Prospectus and Prospectus
each dated April 30, 2022

As disclosed in the Fund’s current summary prospectus and prospectus, Muhlenkamp & Company, Inc., the Fund’s investment adviser, has contractually agreed to waive its management fees, and pay Fund expenses, in order to ensure the Fund’s Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.10% of the Fund’s average daily net assets through at least April 30, 2023.

Effective May 1, 2023, the Fund’s contractual expense limit will change from an annual rate of 1.10% to 1.20% of the Fund’s average annual net assets.

This supplement should be retained with your Summary Prospectus and Prospectus for future reference.